UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21763

Name of Fund:  Managed Account Series

Global SmallCap Portfolio

Mid Cap Value Opportunities Portfolio

BlackRock U.S. Mortgage Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.3%
Arcos Dorados Holdings, Inc., Class A (a)	110,768	$316,797
Australia — 0.9%
Orocobre Ltd. (a)(b)	374,808	667,497
Pancontinental Oil & Gas NL (b)	1,910,200	5,408
Parnell Pharmaceuticals Holdings Pty Ltd. (b)	62,555	182,035

		854,940
Austria — 0.8%
Schoeller-Bleckmann Oilfield Equipment AG	15,100	788,199
Belgium — 0.5%
Ontex Group NV	13,767	510,199
Brazil — 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	19,600	104,076
Cia Hering	126,031	407,731

		511,807
British Virgin Islands — 0.7%
Atlas Mara Co.-Nvest Ltd. (a)(b)	78,400	384,160
Nomad Foods Ltd. (a)(b)	26,376	230,790

		614,950
Canada — 5.1%
Africa Oil Corp. (a)(b)	456,600	632,311
Continental Gold, Inc. (b)	470,765	520,869
Diagnocure, Inc. (b)	521,626	48,406
Dollarama, Inc.	9,300	499,023
Element Financial Corp.	62,700	661,060
Entertainment One Ltd.	149,600	320,550
Lundin Mining Corp. (b)	178,100	441,150
Methanex Corp.	20,700	548,964
Mogo Finance Technology, Inc. (b)	57,280	122,664
Painted Pony Petroleum Ltd. (a)(b)	118,187	354,333
Torex Gold Resources, Inc. (b)	598,400	538,214
Trevali Mining Corp. (b)	759,500	189,753
Trevali Mining Corp. (b)	73	18

		4,877,315
Chile — 0.3%
Embotelladora Andina SA — ADR	14,046	236,394
China — 1.3%
Colour Life Services Group Co. Ltd. (a)	395,000	261,566
Daphne International Holdings Ltd. (b)	485,600	66,006
Far East Horizon Ltd.	887,000	683,433
Huaneng Renewables Corp. Ltd.	1,176,000	255,675

		1,266,680
Denmark — 0.4%
ALK-Abello A/S	2,888	399,572
Finland — 0.2%
Ferratum Oyj	8,151	234,144
France — 2.2%
Elior	32,724	656,529
Elis SA	47,809	834,875
GameLoft SE (a)(b)	28,100	154,225
UBISOFT Entertainment (b)	6,300	173,046
Virbac SA	1,295	237,902

		2,056,577
Georgia — 0.6%
BGEO Group PLC	21,330	540,047

Common Stocks	Shares	Value
Germany — 1.1%
Rheinmetall AG	9,350	$668,053
Vossloh AG (b)	6,788	389,164

		1,057,217
Hong Kong — 1.2%
Chow Sang Sang Holdings International Ltd. (a)	139,000	208,408
Clear Media Ltd.	225,000	196,013
EVA Precision Industrial Holdings Ltd.	2,034,000	291,983
Melco International Development Ltd. (a)	355,000	431,848

		1,128,252
India — 3.0%
Container Corp. of India Ltd.	17,250	302,974
Indiabulls Real Estate Ltd. (b)	397,000	327,288
Jubilant Foodworks Ltd.	1,600	29,987
Makemytrip Ltd. (a)(b)	30,200	562,928
Oberoi Realty Ltd.	165,884	597,536
Yes Bank Ltd.	53,100	588,279
Zee Entertainment Enterprises Ltd.	64,500	401,461

		2,810,453
Indonesia — 1.4%
Bank Tabungan Negara Persero Tbk PT	9,880,300	988,326
Tower Bersama Infrastructure Tbk PT (b)	825,900	381,360

		1,369,686
Ireland — 0.9%
Ryanair Holdings PLC — ADR	11,287	884,336
Italy — 1.4%
Banca Mediolanum SpA	41,400	276,266
Banca Popolare di Milano Scarl	287,272	235,849
Beni Stabili SpA SIIQ	677,561	457,790
Credito Valtellinese SC (b)	187,218	174,282
Massimo Zanneti Beverage Group SpA (b)	20,892	201,427

		1,345,614
Japan — 5.2%
Asics Corp.	15,050	279,407
Don Quijote Holdings Co. Ltd.	14,600	494,429
Hokkaido Electric Power Co. (b)	24,600	229,203
JGC Corp.	46,000	729,696
Mitsui Chemicals, Inc.	235,000	1,028,768
NGK Insulators Ltd.	24,000	501,807
Pioneer Corp. (b)	101,900	238,144
Rohm Co. Ltd.	12,000	545,350
Tokyo Broadcasting System Holdings, Inc.	58,200	886,444

		4,933,248
Luxembourg — 1.1%
B&M European Value Retail SA	26,045	104,284
Eurofins Scientific SE	693	227,347
Grand City Properties SA	6,576	136,243
Stabilus SA (b)	12,336	532,536

		1,000,410
Netherlands — 0.4%
Intertrust NV (b)	19,400	366,307
Panama — 0.3%
Copa Holdings SA, Class A	5,800	273,180
Poland — 0.5%
Alior Bank SA (b)	31,300	463,216

MANAGED ACCOUNT SERIES	JANUARY 31, 2016	1

Schedule of Investments (continued)	Global SmallCap Portfolio

Common Stocks	Shares	Value
Russia — 0.4%
Globaltrans Investment PLC — GDR, Registered Shares (b)	102,900	$404,397
South Korea — 0.4%
GS Holdings Corp.	8,500	359,794
Sweden — 1.2%
Hoist Finance AB (a)(b)	90,000	798,451
SSAB AB, A Shares (a)(b)	154,400	372,410

		1,170,861
Switzerland — 2.4%
Aryzta AG	8,308	380,117
EFG International AG	67,500	589,105
Leonteq AG	5,700	709,231
Straumann Holding AG	1,500	455,434
Valiant Holding AG, Registered Shares	1,549	169,032

		2,302,919
Taiwan — 0.5%
Mercuries Life Insurance Co. Ltd.	991,000	517,949
United Kingdom — 5.6%
Arrow Global Group PLC	215,500	684,760
AVEVA Group PLC	11,300	215,939
Babcock International Group PLC	24,600	322,374
Balfour Beatty PLC (b)	144,400	517,808
Crest Nicholson Holdings PLC	46,500	380,258
De La Rue PLC	54,700	347,947
Exova Group PLC	212,262	396,840
IMI PLC	17,100	197,457
Intertek Group PLC	17,800	721,455
Michael Page International PLC	46,300	268,859
Poundland Group PLC	114,400	232,329
Rentokil Initial PLC	162,100	362,936
Virgin Money Holdings UK PLC	144,237	649,262

		5,298,224
United States — 55.0%
Albemarle Corp. (a)	12,800	673,792
AMC Entertainment Holdings, Inc., Class A	9,052	197,334
American Campus Communities, Inc.	4,600	194,120
Arris International PLC (b)	33,596	855,690
Blackhawk Network Holdings, Inc. (b)	20,164	759,981
Boot Barn Holdings, Inc. (a)(b)	23,000	139,840
Bottomline Technologies, Inc. (b)	29,664	854,917
Burlington Stores, Inc. (b)	9,717	522,094
Cable One, Inc.	2,701	1,161,403
CARBO Ceramics, Inc.	27,900	461,745
Chart Industries, Inc. (b)	26,566	430,635
Cypress Semiconductor Corp.	72,160	567,178
CyrusOne, Inc.	41,220	1,518,957
Deckers Outdoor Corp. (b)	2,199	108,763
DSP Group, Inc. (b)	37,000	354,090
DSW, Inc., Class A	16,681	400,511
DXP Enterprises, Inc. (b)	13,111	205,581
E*TRADE Financial Corp. (b)	10,000	235,600
El Paso Electric Co.	2,400	98,232
Endologix, Inc. (a)(b)	72,022	513,517
Energen Corp.	4,800	169,296
Essent Group Ltd. (b)	33,200	596,604
First Solar, Inc. (b)	8,700	597,342
Five Below, Inc. (a)(b)	22,000	775,060
Flowers Foods, Inc.	29,404	603,958
Generac Holdings, Inc. (b)	3,800	107,996
Genesee & Wyoming, Inc., Class A (b)	6,100	302,438
GNC Holdings, Inc., Class A	25,115	703,471
Halyard Health, Inc. (b)	30,053	745,314

Common Stocks	Shares	Value
United States (continued)
Haynes International, Inc.	14,400	$460,800
IDEX Corp.	10,300	746,853
Insulet Corp. (b)	40,857	1,355,635
Insys Therapeutics, Inc. (a)(b)	26,749	464,095
Invacare Corp.	54,383	838,042
Itron, Inc. (b)	22,300	735,008
j2 Global, Inc.	7,600	551,076
Jack Henry & Associates, Inc.	8,100	657,558
KBR, Inc.	49,800	710,148
KLX, Inc. (b)	27,400	800,902
Live Nation Entertainment, Inc. (b)	13,200	299,640
LKQ Corp. (b)	28,447	779,448
ManpowerGroup, Inc.	5,800	442,830
Marcus & Millichap, Inc. (b)	35,267	833,712
Match Group, Inc. (a)(b)	52,330	656,742
Mentor Graphics Corp.	29,530	513,231
Merit Medical Systems, Inc. (b)	42,353	700,942
MRC Global, Inc. (b)	25,100	252,255
MSC Industrial Direct Co., Inc., Class A	8,900	576,809
Murphy USA, Inc. (b)	8,300	480,155
NetScout Systems, Inc. (b)	20,500	441,775
New Relic, Inc. (a)(b)	6,300	177,786
Nordson Corp.	8,600	519,698
NuVasive, Inc. (b)	33,073	1,525,327
Opus Bank	18,880	622,851
OSI Systems, Inc. (b)	8,400	460,488
Owens & Minor, Inc.	35,173	1,218,744
Oxford Immunotec Global PLC (a)(b)	730	8,483
Pacific Biosciences of California, Inc. (a)(b)	81,815	874,602
Party City Holdco, Inc. (b)	21,953	211,407
Pebblebrook Hotel Trust	31,758	775,530
People’s United Financial, Inc.	18,500	265,845
Performance Sports Group Ltd. (a)(b)	80,647	576,626
Pfenex, Inc. (b)	76,418	677,828
Pinnacle Foods, Inc.	10,757	461,368
Pitney Bowes, Inc.	31,783	622,311
Prestige Brands Holdings, Inc. (b)	16,753	782,030
PrivateBancorp, Inc.	13,400	504,242
PTC, Inc. (b)	22,740	673,331
Qlik Technologies, Inc. (b)	13,600	340,544
Quotient Ltd. (a)(b)	79,907	957,286
Rouse Properties, Inc.	44,618	780,815
Semtech Corp. (b)	18,292	367,669
Silver Bay Realty Trust Corp.	68,453	955,604
SM Energy Co.	36,700	513,066
Smart & Final Stores, Inc. (b)	33,400	537,072
South Jersey Industries, Inc.	19,800	492,228
SUPERVALU, Inc. (b)	161,389	734,320
Synovus Financial Corp.	16,300	497,639
Tanger Factory Outlet Centers, Inc.	36,772	1,176,336
Teleflex, Inc.	12,083	1,639,542
Triumph Group, Inc.	18,200	464,100
Ultimate Software Group, Inc. (b)	2,700	474,201
Urban Outfitters, Inc. (b)	8,312	190,179
Verint Systems, Inc. (b)	20,598	754,093
VWR Corp. (a)(b)	38,234	935,204
Westar Energy, Inc.	3,400	148,104
Yelp, Inc. (b)	38,632	809,340
Zynga, Inc., Class A (b)	195,600	481,176

		52,360,130
Total Common Stocks — 95.8%		91,253,814

2	MANAGED ACCOUNT SERIES	JANUARY 31, 2016

Schedule of Investments (continued)	Global SmallCap Portfolio

Warrants	Shares	Value
British Virgin Islands — 0.0%
Atlas Mara Co-Nvest Ltd. (Issued/Exercisable 12/17/13, 1 Share for 1 Warrant, Expires 12/17/17, Strike Price USD 11.50) (b)	77,800	$9,725
Total Long-Term Investments (Cost — $89,292,345) — 95.8%		$91,263,539

Short-Term Securities	Beneficial Interest (000)
Money Market Funds — 7.5%
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (c)(d)(e)	$7,114	7,113,861

Short-Term Securities		Par (000)	Value
Time Deposits
Europe — 0.0%
Brown Brothers Harriman & Co., (0.31)%, 2/01/16	EUR	1	$1,261
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.09%, 2/01/16	GBP	6	8,506
Total Time Deposits — 0.0%			9,767
Total Short-Term Securities (Cost — $7,123,628) — 7.5%			7,123,628
Total Investments (Cost — $96,415,973*) — 103.3%			98,387,167
Liabilities in Excess of Other Assets — (3.3)%			(3,188,748)

Net Assets — 100.0%			$95,198,419

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$100,432,465

Gross unrealized appreciation	$9,972,217
Gross unrealized depreciation	(12,017,515)

Net unrealized depreciation	$(2,045,298)

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(e)	During the period ended January 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2015	Net Activity	Beneficial Interest Held at January 31, 2016	Income
BlackRock Liquidity Series, LLC, Money Market Series	$7,792,681	$(678,820)	$7,113,861	$101,603	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

MANAGED ACCOUNT SERIES	JANUARY 31, 2016	3

Schedule of Investments (continued)	Global SmallCap Portfolio

      The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$316,797	—	—	$316,797
Australia	187,443	$667,497	—	854,940
Austria	—	788,199	—	788,199
Belgium	—	510,199	—	510,199
Brazil	511,807	—	—	511,807
British Virgin Islands	614,950	—	—	614,950
Canada	4,877,315	—	—	4,877,315
Chile	236,394	—	—	236,394
China	—	1,266,680	—	1,266,680
Denmark	—	399,572	—	399,572
Finland	—	234,144	—	234,144
France	1,491,404	565,173	—	2,056,577
Georgia	—	540,047	—	540,047
Germany	—	1,057,217	—	1,057,217
Hong Kong	—	1,128,252	—	1,128,252
India	562,928	2,247,525	—	2,810,453
Indonesia	—	1,369,686	—	1,369,686
Ireland	884,336	—	—	884,336
Italy	477,693	867,921	—	1,345,614
Japan	—	4,933,248	—	4,933,248
Luxembourg	636,820	363,590	—	1,000,410
Netherlands	366,307	—	—	366,307
Panama	273,180	—	—	273,180
Poland	—	463,216	—	463,216
Russia	404,397	—	—	404,397
South Korea	—	359,794	—	359,794
Sweden	—	1,170,861	—	1,170,861
Switzerland	589,105	1,713,814	—	2,302,919
Taiwan	—	517,949	—	517,949
United Kingdom	684,760	4,613,464	—	5,298,224
United States	52,360,130	—	—	52,360,130
Warrants	—	9,725	—	9,725
Short-Term Securities:
Money Market Funds	—	7,113,861	—	7,113,861
Time Deposits	—	9,767	—	9,767

Total	$65,475,766	$32,911,401	—	$98,387,167

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,734,583	—	—	$3,734,583
Liabilities:
Foreign currency at value	—	$(267,735)	—	(267,735)
Collateral on securities loaned at value	—	(7,113,861)	—	(7,113,861)

Total	$3,734,583	$(7,381,596)	—	$(3,647,013)

4	MANAGED ACCOUNT SERIES	JANUARY 31, 2016

Schedule of Investments (concluded)	Global SmallCap Portfolio

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1[1]	Transfers out of Level 1[2]	Transfers into Level 2[2]	Transfers out of Level 2[1]
Common Stocks
Australia	$25,340	—	—	$(25,340)
China	—	$(324,284)	$324,284	—
France	868,687	—	—	(868,687)
Hong Kong	—	(373,777)	373,777	—
Indonesia	—	(762,668)	762,668	—
Luxembourg	915,332	—	—	(915,332)
United Kingdom	—	(2,697,018)	2,697,018	—

Total	$1,809,359	$(4,157,747)	$4,157,747	$(1,809,359)

[1] Systematic Fair Value Prices were not utilized at period end for these investments.
[2] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

MANAGED ACCOUNT SERIES	JANUARY 31, 2016	5

Schedule of Investments January 31, 2016 (Unaudited)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.3%
Esterline Technologies Corp. (a)	7,400	$582,454
KLX, Inc. (a)	30,957	904,873
Orbital ATK, Inc.	16,200	1,461,726
Triumph Group, Inc.	26,431	673,992

		3,623,045
Air Freight & Logistics — 1.5%
Expeditors International of Washington, Inc.	28,300	1,276,896
Airlines — 0.2%
JetBlue Airways Corp. (a)	7,700	164,087
Auto Components — 0.5%
Lear Corp.	3,765	390,920
Banks — 6.4%
Citizens Financial Group, Inc.	49,334	1,048,348
Cullen/Frost Bankers, Inc.	3,600	172,296
First Horizon National Corp.	25,301	322,082
First Niagara Financial Group, Inc.	17,400	170,346
FirstMerit Corp.	13,500	261,630
Fulton Financial Corp.	26,300	337,955
Hancock Holding Co.	21,400	512,744
People’s United Financial, Inc.	21,700	311,829
Prosperity Bancshares, Inc.	11,200	474,880
Synovus Financial Corp.	28,100	857,893
Valley National Bancorp	103,300	909,040

		5,379,043
Capital Markets — 1.2%
Ares Management LP	44,816	527,036
Stifel Financial Corp. (a)	4,900	163,954
Waddell & Reed Financial, Inc., Class A	10,100	277,144

		968,134
Chemicals — 3.1%
Albemarle Corp. (b)	27,499	1,447,547
Axiall Corp.	5,986	107,329
FMC Corp.	21,200	757,264
Methanex Corp.	11,000	291,720

		2,603,860
Commercial Services & Supplies — 2.0%
ADT Corp.	36,873	1,090,703
Pitney Bowes, Inc.	28,603	560,047

		1,650,750
Communications Equipment — 1.6%
Arris International PLC (a)	28,439	724,341
NetScout Systems, Inc. (a)	27,600	594,780

		1,319,121
Construction & Engineering — 1.0%
KBR, Inc.	58,500	834,210
Consumer Finance — 1.1%
SLM Corp. (a)	149,416	956,262
Containers & Packaging — 1.8%
Packaging Corp. of America	12,400	630,292
Silgan Holdings, Inc.	7,800	412,386
WestRock Co.	12,900	455,112

		1,497,790
Distributors — 0.7%
LKQ Corp. (a)	20,421	559,535
Electric Utilities — 4.8%
ALLETE, Inc.	12,900	682,410

Common Stocks	Shares	Value
Electric Utilities (continued)
OGE Energy Corp.	46,200	$1,211,826
PNM Resources, Inc.	30,800	967,428
Westar Energy, Inc.	27,200	1,184,832

		4,046,496
Electrical Equipment — 1.9%
AMETEK, Inc.	11,425	537,546
Hubbell, Inc.	11,600	1,048,988

		1,586,534
Electronic Equipment, Instruments & Components — 2.7%
Arrow Electronics, Inc. (a)	15,100	779,160
Belden, Inc.	10,400	444,288
Ingram Micro, Inc., Class A	36,775	1,037,055

		2,260,503
Energy Equipment & Services — 2.6%
Oceaneering International, Inc.	18,600	629,610
Patterson-UTI Energy, Inc.	62,700	901,626
Superior Energy Services, Inc.	61,000	628,910

		2,160,146
Food & Staples Retailing — 0.9%
SUPERVALU, Inc. (a)	158,015	718,968
Food Products — 3.2%
Pinnacle Foods, Inc.	15,866	680,493
TreeHouse Foods, Inc. (a)	12,289	975,255
Tyson Foods, Inc., Class A	18,645	994,897

		2,650,645
Gas Utilities — 1.4%
National Fuel Gas Co.	10,700	485,031
Questar Corp.	31,800	648,402

		1,133,433
Health Care Equipment & Supplies — 5.0%
Halyard Health, Inc. (a)	43,721	1,084,281
Teleflex, Inc.	13,716	1,861,124
Varian Medical Systems, Inc. (a)	16,393	1,264,392

		4,209,797
Health Care Providers & Services — 2.1%
Owens & Minor, Inc.	49,580	1,717,947
Household Durables — 1.2%
Mohawk Industries, Inc. (a)	3,289	547,322
Newell Rubbermaid, Inc.	10,588	410,603

		957,925
Industrial Conglomerates — 1.0%
Carlisle Cos., Inc.	10,100	845,168
Insurance — 6.8%
Alleghany Corp. (a)	2,060	984,515
Arch Capital Group Ltd. (a)	7,300	493,115
Arthur J Gallagher & Co.	10,700	402,748
Assurant, Inc.	3,400	276,454
FNF Group	17,800	576,364
Hanover Insurance Group, Inc.	11,500	937,135
Old Republic International Corp.	44,100	797,328
RenaissanceRe Holdings Ltd.	2,900	326,685
W.R. Berkley Corp.	18,300	917,745

		5,712,089
Internet Software & Services — 0.7%
Match Group, Inc. (a)(b)	45,000	564,750

MANAGED ACCOUNT SERIES	JANUARY 31, 2016	1

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio

Common Stocks	Shares	Value
IT Services — 2.7%
Acxiom Corp. (a)	11,212	$209,664
Amdocs Ltd.	11,000	602,140
DST Systems, Inc.	6,400	674,624
Jack Henry & Associates, Inc.	9,059	735,410

		2,221,838
Life Sciences Tools & Services — 1.1%
VWR Corp. (a)	36,250	886,675
Machinery — 1.2%
Joy Global, Inc.	8,600	85,742
Terex Corp.	6,500	145,600
Xylem, Inc.	22,500	808,875

		1,040,217
Media — 2.3%
AMC Entertainment Holdings, Inc., Class A	11,222	244,640
Cable One, Inc.	2,796	1,202,252
Live Nation Entertainment, Inc. (a)	19,517	443,036

		1,889,928
Metals & Mining — 2.6%
Agnico-Eagle Mines Ltd.	13,800	406,272
Carpenter Technology Corp.	23,700	657,912
Steel Dynamics, Inc.	46,100	845,935
United States Steel Corp. (b)	42,200	295,400

		2,205,519
Multiline Retail — 0.7%
Dollar Tree, Inc. (a)	7,647	621,854
Multi-Utilities — 3.2%
Alliant Energy Corp.	17,000	1,110,780
MDU Resources Group, Inc.	37,700	636,376
TECO Energy, Inc.	35,000	949,200

		2,696,356
Oil, Gas & Consumable Fuels — 3.2%
Concho Resources, Inc. (a)	9,500	903,735
Energen Corp.	26,700	941,709
HollyFrontier Corp.	11,200	391,664
SM Energy Co.	33,400	466,932

		2,704,040
Paper & Forest Products — 0.8%
Domtar Corp.	20,500	661,125
Personal Products — 0.5%
Edgewell Personal Care Co.	5,840	432,218
Professional Services — 0.4%
ManpowerGroup, Inc.	4,800	366,480
Real Estate Investment Trusts (REITs) — 5.5%
LTC Properties, Inc.	28,971	1,290,079
National Retail Properties, Inc.	13,320	571,961
Outfront Media, Inc.	21,527	468,212
Pebblebrook Hotel Trust	34,004	830,378
Tanger Factory Outlet Centers, Inc.	44,497	1,423,459

		4,584,089
Real Estate Management & Development — 1.2%
Alexander & Baldwin, Inc.	33,854	1,025,776
Road & Rail — 1.1%
Genesee & Wyoming, Inc., Class A (a)	19,000	942,020
Semiconductors & Semiconductor Equipment — 2.7%
Cypress Semiconductor Corp.	91,800	721,548
First Solar, Inc. (a)	6,300	432,558
Microchip Technology, Inc.	14,800	663,188

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Qorvo, Inc. (a)	11,700	$463,320

		2,280,614
Software — 1.5%
Activision Blizzard, Inc.	7,200	250,704
PTC, Inc. (a)	24,143	714,874
Synopsys, Inc. (a)	6,500	278,850

		1,244,428
Specialty Retail — 4.7%
Dick’s Sporting Goods, Inc.	23,700	926,196
Foot Locker, Inc.	5,900	398,604
GNC Holdings, Inc., Class A	15,693	439,561
Murphy USA, Inc. (a)	14,143	818,173
Signet Jewelers Ltd.	6,408	743,328
Staples, Inc.	63,695	568,159

		3,894,021
Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.	13,200	489,060
Deckers Outdoor Corp. (a)	1,833	90,660
Ralph Lauren Corp.	2,600	292,500

		872,220
Thrifts & Mortgage Finance — 0.6%
New York Community Bancorp, Inc.	30,600	473,688
Trading Companies & Distributors — 0.7%
MSC Industrial Direct Co., Inc., Class A	9,100	589,771
Water Utilities — 0.4%
Aqua America, Inc.	9,200	290,076
Total Long-Term Investments (Cost — $81,087,772) — 97.8%		81,711,007

Short-Term Securities	Beneficial Interest (000)
Money Market Funds — 2.8%
BlackRock Liquidity Series, LLC, Money Market Series, 0.51% (c)(d)(e)	$2,385	2,385,219
Total Short-Term Securities (Cost — $2,385,219) — 2.8%		2,385,219
Total Investments (Cost — $83,472,991*) — 100.6%		84,096,226
Liabilities in Excess of Other Assets — (0.6)%		(536,082)

Net Assets — 100.0%		$83,560,144

2	MANAGED ACCOUNT SERIES	JANUARY 31, 2016

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$84,724,227

Gross unrealized appreciation	$8,906,389
Gross unrealized depreciation	(9,534,390)

Net unrealized depreciation	$(628,001)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(e)	During the period ended January 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2015	Net Activity	Beneficial Interest Held at January 31, 2016	Income
BlackRock Liquidity Series, LLC, Money Market Series	$6,216,739	$(3,831,520)	$2,385,219	$33,722	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$81,711,007	—	—	$81,711,007
Short-Term Securities:
Money Market Funds	—	$2,385,219	—	2,385,219

Total	$81,711,007	$2,385,219	—	$84,096,226

[1] See above Schedule of Investments for values in each industry.

MANAGED ACCOUNT SERIES	JANUARY 31, 2016	3

Schedule of Investments (concluded)	Mid Cap Value Opportunities Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$294,161	—	—	$294,161
Liabilities:
Collateral on securities loaned at value	—	$(2,385,219)	—	(2,385,219)

Total	$294,161	$(2,385,219)	—	$(2,091,058)

During the period ended January 31, 2016, there were no transfers between levels.

4	MANAGED ACCOUNT SERIES	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Bear Stearns Asset Backed Securities I Trust:
Series 2006-HE7, Class 1A2, 0.60%, 9/25/36 (a)	$73	$58,981
Series 2007-HE3, Class 2A, 0.57%, 4/25/37 (a)	509	396,536
Carrington Mortgage Loan Trust:
Series 2006-FRE1, Class A4, 0.68%, 7/25/36 (a)	100	58,279
Series 2006-NC5, Class A3, 0.58%, 1/25/37 (a)	200	114,292
Series 2007-RFC1, Class A3, 0.57%, 12/25/36 (a)	100	53,298
Citigroup Mortgage Loan Trust, Series 2007-FS1, Class 2A1A, 1.42%, 10/25/37 (a)(b)	1,873	1,239,325
Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 3/01/30 (a)	516	410,948
Countrywide Asset-Backed Certificates:
Series 2004-6, Class 2A4, 1.33%, 11/25/34 (a)	36	35,030
Series 2006-13, Class 3AV2, 0.57%, 1/25/37 (a)	101	96,256
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.50%, 4/15/21 (b)	473	473,022
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.46%, 8/15/25 (a)(b)	1,000	979,249
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 0.57%, 9/25/36 (a)	264	247,761
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A4, 0.73%, 3/25/36 (a)	100	66,437
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.43%, 6/17/31 (a)(b)	400	391,574
Series 2014-SFR2, Class A, 1.53%, 9/17/16 (a)(b)	1,385	1,359,454
Series 2015-SFR1, Class A, 1.88%, 3/17/32 (a)(b)	785	775,245
Series 2015-SFR2, Class A, 1.78%, 6/17/32 (a)(b)	1,078	1,054,946
Series 2015-SFR3, Class A, 1.73%, 8/17/32 (a)(b)	2,291	2,258,658
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC1, Class A5, 0.69%, 4/25/36 (a)	200	172,112
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)	2,469	1,423,061
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 3.50%, 10/01/27 (b)	760	758,897
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A2, 0.54%, 11/25/36 (a)	13	5,032

Asset-Backed Securities	Par (000)	Value
Series 2006-10, Class 2A3, 0.59%, 11/25/36 (a)	$125	$49,789
Series 2006-10, Class 2A4, 0.65%, 11/25/36 (a)	26	10,692
Series 2006-2, Class 1A, 0.61%, 3/25/46 (a)	119	72,241
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, 0.67%, 5/25/37 (a)	528	293,501
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A4, 0.67%, 6/25/36 (a)	1,325	863,698
OCP CLO Ltd., Series 2012-2A, Class A2, 1.86%, 11/22/23 (a)(b)	1,300	1,298,399
Progress Residential Trust:
Series 2015-SFR1, Class A, 1.83%, 2/17/32 (a)(b)	1,000	981,080
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (b)	800	796,092
RAMP Trust, Series 2006-RZ2, Class A3, 0.70%, 5/25/36 (a)	380	346,749
Scholar Funding Trust, Series 2011-A, Class A, 1.52%, 10/28/43 (a)(b)	668	640,969
Silver Bay Realty Trust, Series 2014-1, Class A, 1.43%, 9/17/31 (a)(b)	1,031	1,005,841
SMB Private Education Loan Trust, Series 2015-C, Class A3, 2.38%, 8/16/32 (a)(b)	500	486,020
Soundview Home Loan Trust, Series 2005-OPT3, Class A4, 0.73%, 11/25/35 (a)	12	11,915
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC1, Class A4, 0.56%, 2/25/37 (a)	590	515,906
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.68%, 6/17/32 (a)(b)	600	584,060
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23	700	728,219
Total Asset-Backed Securities — 7.6%		21,113,564

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.4%
Banc of America Funding Trust, Series 2006-A, Class 3A2, 2.93%, 2/20/36 (a)	84	68,219
Banc of America Mortgage Trust:
Series 2003-3, Class 2A1, 0.98%, 5/25/18 (a)	13	12,215
Series 2005-G, Class 2A4, 2.82%, 8/25/35 (a)	720	652,627
Series 2005-I, Class 2A5, 2.90%, 10/25/35 (a)	473	414,647

Portfolio Abbreviations
ADR	American Depositary Receipts	LIBOR	London Interbank Offered Rate
EUR	Euro	TBA	To-Be-Announced
GBP	British Pound	USD	U.S. Dollar

MANAGED ACCOUNT SERIES	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Bear Stearns ARM Trust, Series 2006-1, Class A1, 2.58%, 2/25/36 (a)	$307	$303,041
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 6.25%, 12/25/35 (c)	56	54,537
Series 2006-AC1, Class 1A2, 5.75%, 2/25/36 (c)	66	52,509
CHL Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35	224	219,697
Series 2006-HYB2, Class 3A1, 2.62%, 4/20/36 (a)	224	190,964
Citigroup Mortgage Loan Trust, Series 2009-11, Class 6A1, 1.77%, 10/25/35 (a)(b)	9	9,283
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	190	195,882
Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	46	46,210
Series 2005-47CB, Class A2, 0.93%, 10/25/35 (a)	121	92,366
Series 2006-15CB, Class A1, 6.50%, 6/25/36	491	396,236
Series 2006-19CB, Class A15, 6.00%, 8/25/36	329	299,649
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37	594	511,102
Series 2006-45T1, Class 2A5, 6.00%, 2/25/37	1,335	1,147,431
Series 2007-19, Class 1A4, 6.00%, 8/25/37	1,643	1,353,358
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37	311	278,936
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37	77	59,677
Series 2007-HY7C, Class A1, 0.57%, 8/25/37 (a)	2,268	1,935,640
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 2A1, 0.63%, 4/25/46 (a)	207	159,798
Credit Suisse Mortgage Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21	145	137,092
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.65%, 6/25/37 (a)	227	185,901
HarborView Mortgage Loan Trust, Series 2006-6, Class 3A1A, 2.82%, 8/19/36 (a)	1,280	1,017,317
IndyMac INDA Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 4.41%, 3/25/37 (a)	225	193,743
IndyMac INDX Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 0.63%, 10/25/36 (a)	2,321	1,864,656
LSTAR Securities Investment Trust:
Series 2014-1, Class NOTE, 3.53%, 9/01/21 (a)(b)	974	969,269
Series 2014-2, Class A, 2.43%, 12/01/21 (a)(b)	1,091	1,078,408
Series 2015-1, Class A, 2.43%, 1/01/20 (a)(b)	278	274,662
Series 2015-2, Class A, 2.24%, 1/01/20 (a)(b)	924	911,783
Wells Fargo Mortgage Backed Securities, Series 2007-8, Class 2A2, 6.00%, 7/25/37	95	93,167

		15,180,022

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities — 7.6%
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.93%, 7/05/21 (a)(b)	$1,400	$1,387,785
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 1/10/26 (a)(b)	1,500	917,461
Commercial Mortgage Pass-Through Certificates:
Series 2014-CR21, Class D, 4.07%, 12/10/24 (a)(b)	200	156,005
Series 2015-CR25, Class A4, 3.76%, 8/10/25	1,300	1,355,535
Commercial Mortgage Trust, Series 2015-CR24, Class A5, 3.70%, 8/10/55	1,400	1,452,705
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28 (b)	750	834,562
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.49%, 12/15/34 (a)(b)	1,500	1,435,996
Great Wolf Trust, Series 2015-WOLF, Class A, 1.88%, 5/15/34 (a)(b)	300	295,216
GS Mortgage Securities Trust, Series 2015-GC32, Class A4, 3.76%, 7/10/48	900	938,912
Hilton USA Trust, Series 2013-HLF, Class AFL, 1.43%, 11/05/30 (a)(b)	4,171	4,166,036
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2015-CSMO, Class A, 1.68%, 1/15/32 (a)(b)	1,600	1,581,024
Series 2015-CSMO, Class D, 3.73%, 1/15/32 (a)(b)	900	880,727
Series 2015-CSMO, Class E, 4.38%, 1/15/32 (a)(b)	900	870,095
Series 2015-SGP, Class A, 2.13%, 7/15/19 (a)(b)	400	394,233
Morgan Stanley Capital I Trust:
Series 2007-IQ13, Class A4, 5.36%, 3/15/44	1,200	1,225,996
Series 2014-MP, Class A, 3.47%, 8/11/33 (b)	900	932,111
Wells Fargo Commercial Mortgage Trust:
Series 2015-C30, Class A4, 3.66%, 9/15/48	1,300	1,345,019
Series 2015-C31, Class D, 3.85%, 11/15/25	245	175,046
Series 2015-NXS3, Class C, 4.64%, 9/15/57 (a)	900	836,897

		21,181,361
Interest Only Commercial Mortgage-Backed Securities — 4.3%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 1.09%, 9/15/48 (a)	996	64,576
Citigroup Commercial Mortgage Trust:
Series 2014-GC23, Class XA, 1.28%, 7/10/47 (a)	1,581	105,465
Series 2015-P1, Class XA, 0.95%, 9/15/48 (a)	4,786	270,834
Commercial Mortgage Pass-Through Certificates:
Series 2014-CR14, Class XA, 1.01%, 2/10/47 (a)	2,183	87,020
Series 2014-CR16, Class XA, 1.41%, 4/10/47 (a)	884	56,320
Series 2015-CR25, Class XA, 1.13%, 8/10/48 (a)	7,578	514,147

2	MANAGED ACCOUNT SERIES	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.64%, 3/10/46 (a)	$3,823	$257,780
Series 2014-CR15, Class XA, 1.47%, 2/10/47 (a)	15,472	894,958
Series 2015-CR24, Class XA, 1.04%, 8/10/55 (a)	4,082	252,292
Series 2015-DC1, Class XA, 1.33%, 2/04/48 (a)	9,466	663,422
Series 2015-LC19, Class XA, 1.37%, 2/10/48 (a)	3,378	276,264
Series 2015-LC21, Class XA, 1.03%, 7/10/48 (a)	6,967	362,621
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.94%, 2/10/34 (a)(b)	10,760	469,459
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)	9,200	383,456
Series 2015-WEST, Class XA, 1.08%, 2/10/37 (a)(b)	4,600	335,846
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, 1.11%, 4/15/50 (a)	7,068	440,082
CSMC Trust, Series 2014-USA, Class X1, 0.70%, 9/17/37 (a)(b)	10,500	465,990
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)	72,617	359,752
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.35%, 4/10/47 (a)	3,001	193,399
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C27, Class XA, 1.53%, 2/15/48 (a)	10,114	810,574
Series 2015-C28, Class XA, 1.35%, 10/15/48 (a)	9,712	670,463
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.36%, 11/15/46 (a)	2,904	180,469
Series 2014-C18, Class XA, 1.14%, 10/29/47 (a)	596	27,681
Series 2014-C19, Class XA, 1.31%, 12/15/47 (a)	28,212	1,796,815
Series 2015-C25, Class XA, 1.31%, 10/15/48 (a)	2,497	198,707
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.14%, 2/15/48 (a)	9,944	658,635
Series 2015-C30, Class XA, 1.18%, 9/15/48 (a)	3,387	234,168
Series 2015-NXS1, Class XA, 1.34%, 5/15/48 (a)	4,375	324,335
WFRBS Commercial Mortgage Trust:
Series 2014-C22, Class XA, 1.10%, 9/15/57 (a)	4,554	254,520
Series 2014-C24, Class XA, 1.13%, 11/15/47 (a)	2,286	138,350
Series 2014-LC14, Class XA, 1.60%, 3/15/47 (a)	1,561	111,601

		11,860,001
Total Non-Agency Mortgage-Backed Securities — 17.3%		48,221,384

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations — 0.9%
Freddie Mac, Series 2411, Class FJ, 0.78%, 12/15/29 (a)	$9	$9,238
Ginnie Mae:
Series 2009-122, Class PY, 6.00%, 12/20/39	237	264,125
Series 2014-107, Class WX, 6.84%, 7/20/39 (a)	877	1,035,472
Series 2014-12, Class ZA, 3.00%, 1/20/44	637	607,919
Series 2014-62, Class Z, 3.00%, 4/20/44	527	515,550

		2,432,304
Commercial Mortgage-Backed Securities — 0.8%
Freddie Mac, Series K052, Class A2, 3.15%, 11/25/25	2,100	2,162,971
Interest Only Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae, Series 2012-M9, Class X1, 4.02%, 12/25/17 (a)	7,528	379,824
Freddie Mac:
Series K040, Class X1, 0.88%, 9/25/24 (a)	3,576	183,574
Series K041, Class X1, 0.69%, 10/25/24 (a)	5,173	206,816
Series K042, Class X1, 1.19%, 12/25/24 (a)	1,693	130,528
Series K043, Class X1, 0.68%, 12/25/24 (a)	15,964	650,271
Series K045, Class X1, 0.58%, 1/25/25 (a)	20,951	727,049
Series K718, Class X1, 0.77%, 1/25/22 (a)	1,046	34,354

		2,312,416
Mortgage-Backed Securities — 157.2%
Fannie Mae Mortgage-Backed Securities:
2.00%, 2/01/31 (d)	900	900,650
2.50%, 4/01/30-2/01/31 (d)	10,643	10,888,011
3.00%, 11/01/26-2/01/46 (d)	57,816	59,369,586
3.50%, 9/01/28-2/01/46 (d)(e)	56,821	59,843,122
4.00%, 5/01/27-2/01/46 (d)	55,403	59,450,887
4.50%, 7/01/24-2/01/46 (d)	27,964	30,481,223
5.00%, 1/01/23-2/01/46 (d)(e)	17,799	19,658,300
5.50%, 5/01/16-3/01/35	1,804	2,034,565
6.00%, 12/01/32-6/01/41	2,434	2,769,554
6.50%, 9/01/36-2/01/46 (d)	2,217	2,547,258
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-9/01/30	2,950	3,020,065
3.00%, 5/01/27-2/01/46 (d)	13,914	14,283,615
3.50%, 7/01/26-2/01/46 (d)	20,366	21,337,807
4.00%, 8/01/40-2/01/46 (d)	26,039	27,815,772
4.50%, 1/01/19-2/01/46 (d)	9,333	10,147,814
5.00%, 11/01/24-10/01/41	2,817	3,109,959
5.50%, 6/01/41-2/01/46 (d)	2,154	2,400,281
6.00%, 6/01/27-11/01/39	530	597,544

MANAGED ACCOUNT SERIES	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/20/46-2/15/46 (d)	$25,568	$26,389,314
3.50%, 12/20/41-2/15/46 (d)(e)	30,773	32,478,891
4.00%, 9/20/40-2/15/46 (d)	26,926	28,772,747
4.50%, 9/20/39-6/20/44	10,731	11,692,813
5.00%, 12/15/34-2/15/46 (d)	4,036	4,454,551
5.50%, 7/15/38-2/15/46 (d)	1,922	2,142,003
6.00%, 2/15/46 (d)	670	755,307
6.50%, 10/15/38-2/20/41	798	948,370

		438,290,009
Total U.S. Government Sponsored Agency Securities — 159.7%		445,197,700

U.S. Treasury Obligations — 0.8%
U.S. Treasury Inflation Indexed Notes, 0.38%, 7/15/25	2,302	2,274,837
Total Investments Before TBA Sale Commitments (Cost — $515,393,666*) — 185.4%		516,807,485

TBA Sale Commitments (d)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 2/01/31	$2,179	$(2,227,899)
3.00%, 2/01/31-2/01/46	44,076	(45,018,305)
3.50%, 2/01/31-2/01/46	50,048	(52,452,623)
4.00%, 2/01/46	29,751	(31,760,183)
4.50%, 2/01/46	3,700	(4,022,015)
5.50%, 2/01/46	1,500	(1,674,343)
6.00%, 2/01/46	400	(452,805)
Freddie Mac Mortgage-Backed Securities:
2.50%, 2/01/31	2,859	(2,923,327)
3.00%, 2/01/31	1,044	(1,088,207)
3.50%, 2/01/46	1,310	(1,369,345)
4.00%, 2/01/46	17,300	(18,468,451)
4.50%, 2/01/46	5,439	(5,901,315)
5.00%, 2/01/46	1,100	(1,206,926)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 2/15/46	12,997	(13,405,184)
3.50%, 2/15/46	4,286	(4,520,391)
4.00%, 2/15/46	11,479	(12,269,527)
4.50%, 2/15/46	364	(392,146)
5.50%, 2/15/46	400	(445,679)
Total TBA Sale Commitments (Proceeds — $198,059,250) — (71.6)%		(199,598,671)
Total Investments Net of TBA Sale Commitments — 113.8%		317,208,814
Liabilities in Excess of Other Assets — (13.8)%		(38,420,640)

Net Assets — 100.0%		$278,788,174

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$515,394,454

Gross unrealized appreciation	$5,802,825
Gross unrealized depreciation	(4,389,794)

Net unrealized appreciation	$1,413,031

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(2,488,259)	$ (35,273)
BNY Mellon Capital Markets LLC	$(783,019)	$ (3,154)
Citigroup Global Markets, Inc.	$12,300,297	$ 43,826
Credit Suisse Securities (USA) LLC	$15,292,378	$ 127,035
Deutsche Bank Securities, Inc.	$(918,698)	$ (5,725)
Goldman Sachs & Co.	$(32,360,001)	$(332,656)
J.P. Morgan Securities LLC	$17,468,080	$ 188,696
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(8,167,118)	$(132,751)
Mizuho Securities USA, Inc.	$(408,310)	$ (2,748)
Morgan Stanley & Co. LLC	$10,831,893	$ 81,913
Nomura Securities International, Inc.	$(6,679,369)	$ (46,008)
RBC Capital Markets, LLC	$5,660	$ 117
Societe Generale	$(1,684,280)	$ (34,280)
Wells Fargo Securities, LLC	$(3,952)	$ (66)

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

4	MANAGED ACCOUNT SERIES	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	0.55%	1/12/16	2/11/16	$13,089,000	$13,092,800	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Suisse Securities (USA) LLC	0.49%	1/12/16	2/11/16	4,660,000	4,661,205	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	0.55%	1/20/16	2/11/16	17,816,000	17,818,994	U.S. Government Sponsored Agency Securities	Up to 30 Days
Total				$35,565,000	$35,572,999

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(1)	Euro Dollar Futures	March 2016	USD	248,438	$(1,201)
(3)	U.S. Treasury Bonds (30 Year)	March 2016	USD	483,094	(23,473)
135	U.S. Treasury Notes (10 Year)	March 2016	USD	17,493,047	23,521
1	U.S. Treasury Notes (2 Year)	March 2016	USD	218,625	1,032
(145)	U.S. Treasury Notes (5 Year)	March 2016	USD	17,497,422	(282,951)
10	Euro Dollar Futures	June 2016	USD	2,483,125	(2,389)
(119)	Euro Dollar Futures	December 2016	USD	29,507,538	(65,703)
(1)	Euro Dollar Futures	June 2017	USD	247,513	(2,801)
1	Euro Dollar Futures	September 2017	USD	247,275	1,896
(124)	Euro Dollar Futures	December 2017	USD	30,631,100	(127,269)
Total					$(479,338)

Centrally Cleared Credit Interest Rate Swaps
Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.49%[1]	3-month LIBOR	4/20/20	USD	4,500	$ (56,619)
1.99%[1]	3-month LIBOR	9/10/20	USD	1,200	(40,723)
1.96%[1]	3-month LIBOR	9/10/20	USD	700	(22,757)
1.96%[1]	3-month LIBOR	9/10/20	USD	400	(12,986)
2.31%[1]	3-month LIBOR	3/11/25	USD	500	(24,881)
2.18%[1]	3-month LIBOR	12/14/25	USD	4,750	(167,395)
2.42%[1]	3-month LIBOR	4/24/45	USD	410	(12,970)
2.38%[1]	3-month LIBOR	4/24/45	USD	400	(8,996)
2.39%[1]	3-month LIBOR	4/24/45	USD	400	(9,950)
2.42%[1]	3-month LIBOR	4/24/45	USD	380	(12,243)
2.83%[2]	3-month LIBOR	7/10/45	USD	1,550	192,563
Total					$(176,957)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

MANAGED ACCOUNT SERIES	JANUARY 31, 2016	5

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$20,354,667	$758,897	$21,113,564
Non-Agency Mortgage-Backed Securities	—	44,468,359	3,753,025	48,221,384
U.S. Government Sponsored Agency Securities	—	445,197,700	—	445,197,700
U.S. Treasury Obligations	—	2,274,837	—	2,274,837
Liabilities:
Investments:
TBA Sale Commitments	—	(199,598,671)	—	(199,598,671)

Total	—	$312,696,892	$4,511,922	$317,208,814

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$26,449	$192,563	—	$219,012
Liabilities:
Interest rate contracts	(505,787)	(369,520)	—	(875,307)

Total	$(479,338)	$(176,957)	—	$(656,295)

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,142,904	—	—	$3,142,904
Cash pledged for financial futures contracts	173,040	—	—	173,040
Cash pledged for centrally cleared swaps	248,150	—	—	248,150
Liabilities:
Reverse repurchase agreements	—	$(35,572,999)	—	(35,572,999)

Total	$3,564,094	$(35,572,999)	—	$(32,008,905)

During the period ended January 31, 2016, there were no transfers between Level 1 and Level 2.

6	MANAGED ACCOUNT SERIES	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock U.S. Mortgage Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening balance, as of April 30, 2015	—	$7,584,172	$7,584,172
Transfers into Level 3	$800,000	—	800,000
Transfers out of Level 3[1]	—	(3,684,331)	(3,684,331)
Accrued discounts/premiums	—	3,525	3,525
Net realized gain (loss)	—	7,270	7,270
Net change in unrealized appreciation (depreciation)[2]	(1,521)	(32,934)	(34,455)
Purchases	—	2,513,106	2,513,106
Sales	(39,582)	(2,637,783)	(2,677,365)

Closing balance, as of January 31, 2016	$758,897	$3,753,025	$4,511,922

Net change in unrealized appreciation (depreciation) on investments held as of January 31, 2016[2]	$(1,521)	$(16,777)	$(18,298)

[1]

As of April 30, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of January 31, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

MANAGED ACCOUNT SERIES	JANUARY 31, 2016	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: March 22, 2016